Document And Entity Information	Oct. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 17, 2023
Entity Registrant Name	Lindsay Corporation
Entity Central Index Key	0000836157
Entity Emerging Growth Company	false
Securities Act File Number	1-13419
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0554096
Entity Address, Address Line One	18135 Burke Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68022
City Area Code	(402)
Local Phone Number	829-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	LNN
Security Exchange Name	NYSE